Exhibit 99.1

Volkswagen Auto Lease Trust 2025-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07-31-26	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		8/18/2026
2	Payment Date		8/20/2026
3	Collection Period	7/1/2026	7/31/2026	31
4	Monthly Interest Period - Actual	7/20/2026	8/19/2026	31
5	Monthly Interest - 30/360			30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	197,500,000.00	-	-	-	-	-
7	Class A-2-A Notes	272,500,000.00	179,531,901.49	-	17,220,967.34	162,310,934.15	0.5956365
8	Class A-2-B Notes	241,250,000.00	158,943,380.68	-	15,246,085.76	143,697,294.91	0.5956365
9	Class A-3 Notes	451,250,000.00	451,250,000.00	-	-	451,250,000.00	1.0000000
10	Class A-4 Notes	87,500,000.00	87,500,000.00	-	-	87,500,000.00	1.0000000
11	Equals: Total Securities	$1,250,000,000.00	$877,225,282.16	$-	$32,467,053.10	$844,758,229.06
12	Overcollateralization	207,725,969.47	251,457,729.73			251,457,729.73
13	Total Securitization Value	$1,457,725,969.47	$1,128,683,011.89			$1,096,215,958.79

14	NPV Lease Payments Receivable	654,205,972.38	313,181,907.48			288,515,267.57
15	NPV Base Residual	803,519,997.09	815,501,104.41			807,700,691.22
16	Number of Leases	46,304	41,904			41,169

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	4.46900%	N/A	-	-	-	-
18	Class A-2-A Notes	4.43000%	N/A	662,771.94	2.4321906	17,883,739.28	65.6284010
19	Class A-2-B Notes	4.02139%	3.62139%	550,399.25	2.2814477	15,796,485.01	65.4776581
20	Class A-3 Notes	4.50000%	N/A	1,692,187.50	3.7500000	1,692,187.50	3.7500000
21	Class A-4 Notes	4.56000%	N/A	332,500.00	3.8000000	332,500.00	3.8000000
	Equals: Total Securities			3,237,858.69		35,704,911.79

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received	24,284,689.61
23	Pull Ahead Waived Payments	5,252.57
24	Sales Proceeds - Early Terminations	16,915,386.51
25	Sales Proceeds - Scheduled Terminations	2,517,011.01
26	Security Deposits for Terminated Accounts	1,975.00
27	Excess Wear and Tear Received	13,880.25
28	Excess Mileage Charges Received	29,305.44
29	Proceeds Received on Defaulted Leases and Other Recoveries	510,372.03
30	Subtotal: Total Collections	44,277,872.42
31	Repurchase Payments	-
32	Postmaturity Term Extension	-
33	Investment Earnings on Collection Account	161,275.83
34	Total Available Funds, prior to Servicer Advances	44,439,148.25
35	Servicer Advance	-
36	Total Available Funds	44,439,148.25
37	Reserve Account Draw	-
38	Available for Distribution	44,439,148.25

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 84)		-
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		-
42	Servicing Fee Due in Current Period		940,569.18
43	Servicing Fee Shortfall		-
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		-
46	Administration Fee Due in Current Period		2,500.00
47	Administration Fee Shortfall		-
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		3,237,858.69
50	First Priority Principal Distribution Amount		-
51	Amount Paid to Reserve Account to Reach Specified Balance		-
52	Subtotal: Remaining Available Funds	40,258,220.39
53	Regular Principal Distribution Amount	32,467,053.10
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		32,467,053.10
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
56	Remaining Available Funds		7,791,167.29

Volkswagen Auto Lease Trust 2025-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07-31-26	PAGE 2

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	877,225,282.16
59	Less: Aggregate Securitization Value (End of Collection Period)	(1,096,215,958.79)
60	First Priority Principal Distribution Amount (not less than zero)	-

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	877,225,282.16
63	Less: Targeted Note Balance	(844,758,229.06)
64	Less: First Priority Principal Distribution Amount	-
65	Regular Principal Distribution Amount	32,467,053.10

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)	1,096,215,958.79
68	Less: Targeted Overcollateralization Amount (17.25% of Initial Securitization Value)	(251,457,729.73)
69	Targeted Note Balance	844,758,229.06

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)	44,439,148.25
72	Less: Payment Date Advance Reimbursement (Item 84)	-
73	Less: Servicing Fees Paid (Items 41, 42 and 43)	940,569.18
74	Less: Administration Fees Paid (Items 45, 46 and 47)	2,500.00
75	Less: Interest Paid to Noteholders (Item 49)	3,237,858.69
76	Less: 1st Priority Principal Distribution (Item 60)	-

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	40,258,220.39
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)	N/A
79	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)	-

80	Total Available Funds after Servicer Advance (Item 78 plus Item 79)	40,258,220.39
81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)	-

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance	-
84	Payment Date Advance Reimbursement	-
85	Additional Payment Advances for current period	-
86	Ending Balance of Payment Advance	-

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		3,644,314.92
89	Initial Reserve Account Balance		3,644,314.92
90	Beginning Reserve Account Balance		3,644,314.92
91	Plus: Net Investment Income for the Collection Period		11,016.52
92	Subtotal: Reserve Fund Available for Distribution		3,655,331.44
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		-
94	Less: Reserve Account Draw Amount (Item 81)		-
95	Subtotal Reserve Account Balance		3,655,331.44
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		11,016.52
97	Equals: Ending Reserve Account Balance		3,644,314.92

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		-

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units	97	2,246,116.15
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(2,474,452.38)
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(56,567.15)
103	Less: Excess Wear and Tear Received		(13,880.25)
104	Less: Excess Mileage Received		(29,305.44)
105	Current Period Net Residual Losses/(Gains)	97	(328,089.07)
106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	284	(964,691.38)
108	Current Period Net Residual Losses (Item 105)	97	(328,089.07)
109	Ending Cumulative Net Residual Losses	381	(1,292,780.45)
110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.09%

Volkswagen Auto Lease Trust 2025-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07-31-26	PAGE 3

G.	POOL STATISTICS
111	Collateral Pool Balance Data			Initial	Current
112	Aggregate Securitization Value			1,457,725,969.47	1,096,215,958.79
113	Aggregate Base Residual Value			1,012,350,056.23	902,366,930.06
114	Number of Current Contracts			46,304	41,169
115	Weighted Average Lease Rate			4.79%	4.73%
116	Average Remaining Term			26.5	11.9
117	Average Original Term			36.8	36.7
118	Proportion of Base Prepayment Assumption Realized				93.40%
119	Actual Monthly Prepayment Speed				0.83%
120	Turn-in Ratio on Scheduled Terminations				88.66%

		Sales Proceeds	Units	Book Amount	Securitization Value
121	Pool Balance - Beginning of Period		41,904	1,347,636,694.34	1,128,683,011.89
122	Depreciation/Payments			(18,258,283.34)	(14,691,804.73)
123	Gross Credit Losses		(22)	(763,917.15)	(680,364.62)
124	Early Terminations - Purchased by Customer		(72)	(2,255,321.21)	(1,904,412.75)
125	Early Terminations - Sold at Auction		(35)	(1,027,972.12)	(795,730.51)
126	Early Terminations - Purchased by Dealer		(507)	(14,299,273.09)	(12,093,095.47)
127	Early Terminations - Lease Pull Aheads		(2)	(62,689.19)	(55,528.87)
128	Scheduled Terminations - Purchased by Customer	191,798	(11)	(311,165.56)	(263,621.72)
129	Scheduled Terminations - Sold at Auction	262,872	(11)	(327,159.02)	(270,148.67)
130	Scheduled Terminations - Purchased by Dealer	2,006,078	(75)	(2,105,031.27)	(1,712,345.77)
131	Pool Balance - End of Period		41,169	1,308,225,882.39	1,096,215,958.79

132	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
133	Current		40,896	1,088,661,642.49	99.31%
134	30 - 59 Days Delinquent		182	5,053,404.04	0.46%
135	60 - 89 Days Delinquent		54	1,503,150.14	0.14%
136	90+ Days Delinquent		37	997,762.12	0.09%
137	Total		41,169	1,096,215,958.79	100.00%

138	Delinquency Trigger				4.90%
139	Delinquency Percentage (60 - Day Delinquent Receivables)				0.23%
140	Delinquency Trigger occurred in this collection Period?				No

141	Credit Losses:			Units	Amounts
142	Aggregate Securitization Value on charged-off units			22	680,364.62
143	Aggregate Liquidation Proceeds on charged-off units				(300,126.86)
144	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				-
145	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				-
146	Recoveries on charged-off units				(210,245.17)
147	Current Period Aggregate Net Credit Losses/(Gains)			22	169,992.59

148	Cumulative Net Credit Losses:
149	Beginning Cumulative Net Credit Losses			256	3,661,303.35
150	Current Period Net Credit Losses (Item 147)			22	169,992.59
151	Ending Cumulative Net Credit Losses			278	3,831,295.94
152	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.26%

153	Aging of Scheduled Maturies Not Sold				Units
154	0 - 60 Days since Contract Maturity				33
155	61 - 120 Days since Contract Maturity				5
156	121+ Days since Contract Maturity				-

Summary of Material Modifications, Extensions or Waivers

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect
of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month